Taxation - Statutory Tax Rate (Details)	12 Months Ended
Dec. 31, 2023
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	35.00%
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	34.00%
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
Spain
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	24.94%
Chile
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	27.00%